Recoverable Taxes - Schedule of Recoverable Taxes (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	R$ 635	R$ 1,917
Recoverable taxes, non-current	1,319	1,358
Recoverable taxes	1,954	3,275
ICMS (VAT) [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	476	449
Recoverable taxes, non-current	726	548
PIS/PasepTaxes [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	24	258
Recoverable taxes, non-current	128	166
Cofins [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	114	1,189
Recoverable taxes, non-current	465	644
Other Tax Recoverable [member]
IfrsStatementLineItems [Line Items]
Recoverable taxes, current	R$ 21	R$ 21